                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8443

                   Salomon Brothers Variable Series Funds Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800)-725-6666

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

       SALOMON BROTHERS
        Variable Series Funds Inc






   Semi-Annual
   Report
   2003
   JUNE 30, 2003

..  HIGH YIELD BOND FUND


                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                                Table of Contents

LETTER FROM THE CHAIRMAN....................................  1

SCHEDULE OF INVESTMENTS.....................................  2

STATEMENT OF ASSETS AND LIABILITIES......................... 12

STATEMENT OF OPERATIONS..................................... 13

STATEMENTS OF CHANGES IN NET ASSETS......................... 14

NOTES TO FINANCIAL STATEMENTS............................... 15

FINANCIAL HIGHLIGHTS........................................ 19

ADDITIONAL STOCKHOLDER INFORMATION.......................... 20

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman


     [PHOTO]
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer


DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

In April, several changes were made to the Fund. Its investment objective was reclassified from a fundamental to a non-fundamental policy. A "fundamental policy" is an investment objective, policy or restriction that can be changed only with the approval of both the Board of Directors and the stockholders. A non-fundamental investment objective may be changed at any time by the Directors without approval from the Fund's stockholders.

In addition, the Fund's investment objective changed. Its new objective is to maximize total return, consistent with the preservation of capital. We believe this change will give the Fund the additional flexibility to take advantage of opportunities to invest for potential capital appreciation instead of focusing primarily on an investment's current income potential.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

          Schedule of Investments
          June 30, 2003 (unaudited)



  Face
 Amount                                  Security                                     Value
----------------------------------------------------------------------------------------------
CORPORATE BONDS -- 73.8%
Basic Industries -- 9.4%
$125,000 Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30................. $   133,242
 175,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (a)..........................     195,344
         Airgas, Inc., Notes:
  50,000   7.750% due 9/15/06.....................................................      52,250
  25,000   9.125% due 10/1/11.....................................................      27,938
  75,000 Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13 (b).....      82,312
 150,000 Applied Extrusion Technologies Inc., Series B, 10.750% due 7/1/11........     111,000
 100,000 Berry Plastics Corp., 10.750% due 7/15/12................................     110,500
         Buckeye Technologies Inc., Sr. Sub. Notes:
  75,000   9.250% due 9/15/08.....................................................      75,000
 100,000   8.000% due 10/15/10....................................................      94,000
  50,000 Compass Mineral Group, 10.000% due 8/15/11...............................      56,250
 150,000 Ethyl Corp., Sr. Notes, 8.875% due 5/1/10 (b)............................     153,750
         FMC Corp.:
 100,000   Notes, 7.000% due 5/15/08..............................................      97,500
  75,000   Secured Notes, 10.250% due 11/1/09.....................................      84,750
  50,000 Graphic Packaging Corp., 8.625% due 2/15/12..............................      51,250
 150,000 ISP Chemco Inc., Series B, 10.250% due 7/1/11............................     170,250
  50,000 Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11.........................      57,375
  25,000 Lyondell Chemical Co., 9.500% due 12/15/08 (a)...........................      23,875
  75,000 Methanex Corp., Sr. Notes, 8.750% due 8/15/12............................      84,375
 100,000 Millar Western Forest Products Ltd., Sr. Notes, 9.875% due 5/15/08.......     104,500
 160,000 Millennium America Inc., 9.250% due 6/15/08..............................     172,800
 125,000 Norske Skog Canada Ltd., 8.625% due 6/15/11..............................     131,250
  50,000 OM Group Inc., 9.250% due 12/15/11.......................................      49,000
 165,000 Plastipak Holdings Inc., 10.750% due 9/1/11..............................     177,375
  75,000 Pliant Corp., Secured Notes, 11.125% due 9/1/09 (b)......................      80,063
  45,000 Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (b)................      46,463
  50,000 Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10.......      52,250
  50,000 Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11 (b).........................      53,125
 150,000 Riverwood International Corp., 10.625% due 8/1/07........................     156,375
  75,000 Smurfit-Stone Container Corp., 8.250% due 10/1/12........................      80,812
 100,000 Stone Container Corp., Sr. Sub. Notes, 8.375% due 7/1/12.................     107,750
                                                                                   -----------
                                                                                     2,872,724
                                                                                   -----------
Consumer Cyclicals -- 7.1%
 125,000 CKE Restaurants Inc., 9.125% due 5/1/09..................................     121,875
 100,000 Cole National Group, Sr. Sub. Notes, 8.625% due 8/15/07..................      97,500
 150,000 CSK Auto Inc., 12.000% due 6/15/06.......................................     167,250
 100,000 Eye Care Centers of America, Inc., 9.125% due 5/1/08.....................      93,500
  50,000 Finlay Enterprises Inc., 9.000% due 5/1/08...............................      50,750
 150,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08..................     156,000
 155,000 The Gap Inc., Notes, 10.550% due 12/15/08 (a)(c).........................     189,100
  75,000 Hilton Hotels Corp., Notes, 7.625% due 12/1/12...........................      82,500
 150,000 HMH Properties, Inc., Series B, 7.875% due 8/1/08........................     153,000
         Host Marriott L.P.:
  25,000   Series E, 8.375% due 2/15/06 (a).......................................      26,000
  50,000   Series I, 9.500% due 1/15/07...........................................      54,000
  25,000 Interface Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05............      21,375
  50,000 John Q. Hammons Hotels Inc., First Mortgage, Series B, 8.875% due 5/15/12      52,750
 125,000 Leslie's Poolmart, Sr. Notes, 10.375% due 7/15/08 (b)....................     125,000


                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)



  Face
 Amount                                   Security                                      Value
------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 7.1% (continued)
         Levi Strauss & Co.:
$ 50,000   Notes, 7.000% due 11/1/06 (a)............................................ $    40,625
           Sr. Notes:
  65,000     11.625% due 1/15/08 (a)................................................      56,063
 110,000     12.250% due 12/15/12...................................................      92,125
  50,000 PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11...........      57,250
         Saks Inc.:
  45,000   8.250% due 11/15/08......................................................      47,812
  50,000   9.875% due 10/1/11.......................................................      56,500
 100,000 Starwood Hotels & Resorts Worldwide Inc., 7.875% due 5/1/12................     110,000
 100,000 Tommy Hilfiger USA Inc., 6.850% due 6/1/08.................................     100,000
 200,000 Tropical Sportswear International Corp., Series A, 11.000% due 6/15/08.....     207,000
                                                                                     -----------
                                                                                       2,157,975
                                                                                     -----------
Consumer Non-Cyclicals -- 15.0%
  75,000 aaiPharma Inc., 11.000% due 4/1/10.........................................      82,875
 150,000 AdvancePCS, 8.500% due 4/1/08..............................................     162,000
         Ahold Finance USA Inc.:
  25,000   6.875% due 5/1/29........................................................      21,500
  75,000   Notes, 8.250% due 7/15/10................................................      77,250
  75,000 American Safety Razor Co., Sr. Notes, Series B, 9.875% due 8/1/05..........      70,125
 100,000 Ameripath Inc., Sr. Sub. Notes, 10.500% due 4/1/13 (b).....................     107,750
 150,000 Ameristar Casinos Inc., 10.750% due 2/15/09 (a)............................     170,812
 100,000 Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08..........................     105,500
 100,000 Argosy Gaming Co., 10.750% due 6/1/09......................................     110,000
  75,000 Athena Neurosciences Finance LLC, 7.250% due 2/21/08.......................      63,469
 150,000 Coast Hotels & Casinos Inc., 9.500% due 4/1/09.............................     161,250
 125,000 Constellation Brands Inc., Series B, 8.125% due 1/15/12 (a)................     135,625
  75,000 Dade Behring Holdings Inc., 11.910% due 10/3/10............................      85,125
  75,000 Del Monte Corp., Series B, 9.250% due 5/15/11..............................      80,625
  75,000 Extendicare Health Services Inc., 9.500% due 7/1/10 (a)....................      79,125
  50,000 Fleming Cos. Inc., 10.125% due 4/1/08 (d)(e)...............................       7,750
 125,000 Hines Horticulture, Inc., Sr. Sub. Notes, Series B, 12.750% due 10/15/05...     131,875
  75,000 Holmes Group Inc., Series B, 9.875% due 11/15/07...........................      67,312
 165,000 Home Interiors & Gifts Inc., 10.125% due 6/1/08............................     168,300
 150,000 Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09...............     159,750
 100,000 IASIS Healthcare Corp., 13.000% due 10/15/09...............................     111,500
 100,000 Icon Health & Fitness, 11.250% due 4/1/12..................................     107,000
  75,000 Insight Health Services Corp., Series B, 9.875% due 11/1/11................      79,125
 100,000 Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11 (b)     105,000
 100,000 Kerzner International Ltd., 8.875% due 8/15/11.............................     108,750
         MGM MIRAGE:
 125,000   9.750% due 6/1/07........................................................     142,500
  50,000   8.375% due 2/1/11........................................................      57,125
  50,000 North Atlantic Trading Co., Series B, 11.000% due 6/15/04..................      47,750
         Park Place Entertainment Corp.:
 100,000   Sr. Notes, 7.000% due 4/15/13 (b)........................................     107,500
           Sr. Sub. Notes:
  50,000     9.375% due 2/15/07.....................................................      55,500
 100,000     8.125% due 5/15/11.....................................................     110,250
 125,000 Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09.............     140,625
  25,000 Remington Products, Sr. Sub. Notes, Series D, 11.000% due 5/15/06..........      25,250
         Rite Aid Corp.:
 175,000   11.250% due 7/1/08.......................................................     189,000
  25,000   Notes, 7.125% due 1/15/07 (a)............................................      24,875


                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                      Security                          Value
------------------------------------------------------------------------
Consumer Non-Cyclicals -- 15.0% (continued)
$ 75,000 Sealy Mattress Co., Series B, 10.875% due
          12/15/07 (c).....................................  $    76,875
 110,000 Station Casinos Inc., Sr. Sub. Notes, 9.875% due
          7/1/10 (a).......................................      121,550
  50,000 Sybron Dental Specialties Inc., 8.125% due 6/15/12       53,000
  75,000 Tenet Healthcare Corp., Sr. Notes, 6.875% due
          11/15/31.........................................       66,375
         Triad Hospitals Inc., Series B:
 125,000  8.750% due 5/1/09................................      133,594
  50,000  11.000% due 5/15/09 (a)..........................       55,375
  75,000 Turning Stone Casino Resort Enterprise, Sr.
          Notes, 9.125% due 12/15/10 (b)...................       80,344
 120,000 United Industries Corp., Sr. Sub. Notes, 9.875%
          due 4/1/09.......................................      127,200
 175,000 Vanguard Health Systems Inc., 9.750% due 8/1/11...      175,000
 100,000 Venetian Casino Resort LLC, 11.000% due 6/15/10...      113,250
  50,000 Vicar Operating Inc., 9.875% due 12/1/09..........       55,000
 100,000 Winsloew Furniture, Inc., Series B, 12.750% due
          8/15/07..........................................       59,750
                                                            ------------
                                                               4,577,081
                                                            ------------
Energy -- 7.8%
 100,000 BRL Universal Equipment 2001 A, L.P., Secured
          Notes, 8.875% due 2/15/08........................      109,000
         Dynegy Holdings Inc., Debentures:
  50,000  7.125% due 5/15/18...............................       41,000
 250,000  7.625% due 10/15/26 (a)..........................      205,000
 300,000 El Paso Corp., Sr. Notes, 7.800% due 8/1/31.......      254,250
 175,000 Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11..      189,000
         Grey Wolf Inc.:
  50,000  8.875% due 7/1/07................................       51,750
 100,000  Series C, 8.875% due 7/1/07......................      103,250
  35,000 Key Energy Services Inc., Series B, 14.000% due
          1/15/09..........................................       39,375
 150,000 Magnum Hunter Resources, Inc., 9.600% due 3/15/12
          (a)..............................................      165,750
 100,000 Pogo Producing Co., Sr. Sub. Notes, Series B,
          8.250% due 4/15/11...............................      111,250
         Pride International, Inc., Sr. Notes:
  50,000  9.375% due 5/1/07 (a)............................       51,875
  25,000  10.000% due 6/1/09...............................       27,500
 100,000 Stone Energy Corp., Sr. Sub. Notes, 8.250% due
          12/15/11.........................................      106,000
 100,000 Swift Energy Co., Sr. Sub. Notes, 10.250% due
          8/1/09...........................................      107,750
 100,000 Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750%
          due 6/30/09......................................      108,000
 125,000 Western Gas Resources, Inc., 10.000% due 6/15/09..      136,875
 170,000 Westport Resources Corp., 8.250% due 11/1/11......      187,000
         The Williams Cos. Inc.:
          Notes:
  75,000    7.625% due 7/15/19.............................       73,125
 125,000    7.875% due 9/1/21..............................      122,500
  25,000    8.750% due 3/15/32.............................       26,125
 150,000  Sr. Notes, 8.625% due 6/1/10.....................      157,500
                                                            ------------
                                                               2,373,875
                                                            ------------
Financial Services -- 0.9%
 123,463 Airplanes Pass-Through Trust, Series D, 10.875%
          due 3/15/12......................................        3,704
         FelCor Lodging L.P., Sr. Notes:
  50,000  10.000% due 9/15/08..............................       51,875
  50,000  9.000% due 6/1/11................................       50,625
 100,000 MeriStar Hospitality Corp., 9.125% due 1/15/11....       98,500
  50,000 Sovereign Bancorp, Inc., Sr. Notes, 10.500% due
          11/15/06.........................................       60,120
                                                            ------------
                                                                 264,824
                                                            ------------
Housing Related -- 0.9%
 125,000 Associated Materials Inc., 9.750% due 4/15/12.....      137,031
         Nortek Holdings Inc., Sr. Notes, Series B:
  25,000  9.125% due 9/1/07................................       26,250
 100,000  8.875% due 8/1/08................................      104,875
                                                            ------------
                                                                 268,156
                                                            ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                                  Security                                    Value
---------------------------------------------------------------------------------------------
Manufacturing -- 5.0%
$125,000 Alliant Techsystems Inc., 8.500% due 5/15/11............................ $   139,375
 100,000 BREED Technologies Inc., 9.250% due 4/15/08 (d)(e)......................           0
  50,000 Case Corp., Notes, 7.250% due 1/15/16...................................      44,063
  50,000 Fedders North America Inc., Series B, 9.375% due 8/15/07................      41,750
  75,000 Flowserve Corp., 12.250% due 8/15/10 (a)................................      87,750
  75,000 Ford Motor Co., Notes, 7.450% due 7/16/31...............................      68,895
  75,000 Ford Motor Credit Co., Notes, 7.250% due 10/25/11.......................      77,225
  50,000 General Binding Corp., 9.375% due 6/1/08................................      48,250
  25,000 General Motors Acceptance Corp., Notes, 6.875% due 8/28/12 (a)..........      24,983
         General Motors Corp.:
  25,000   Debentures, 8.375% due 7/15/33........................................      24,608
  75,000   Sr. Notes, 7.125% due 7/15/13.........................................      74,705
 100,000 L-3 Communications Corp., 7.625% due 6/15/12............................     110,500
  50,000 LDM Technologies, Series B, 10.750% due 1/15/07.........................      52,125
 125,000 Motors & Gears Inc., Sr. Notes, Series D, 10.750% due 11/15/06..........     110,000
  50,000 NMHG Holding Co., 10.000% due 5/15/09...................................      55,250
 125,000 Rexnord Corp., 10.125% due 12/15/12.....................................     138,125
  75,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09...............................      79,875
  50,000 Tenneco Automotive Inc., Secured Notes, 10.250% due 7/15/13 (b).........      50,875
  75,000 Terex Corp., Series B, 10.375% due 4/1/11 (a)...........................      83,250
 100,000 TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13 (b)..................     109,000
 100,000 Wesco Distribution Inc., Series B, 9.125% due 6/1/08....................      93,750
                                                                                  -----------
                                                                                    1,514,354
                                                                                  -----------
Media -- 9.4%
 125,000 AOL Time Warner Inc., 7.625% due 4/15/31................................     144,805
 175,000 Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (b).........................     166,338
         Charter Communications Holdings, LLC:
           Sr. Discount Notes:
 100,000    Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (c).....      59,500
 125,000    Zero coupon until 1/1/06, (13.500% thereafter), due 1/15/11 (c)......      65,625
 170,000    Zero coupon until 4/1/04, (9.920% thereafter), due 4/1/11 (a) (c)....     112,625
 325,000    Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (c).....     165,750
  35,000    Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (c).....      16,319
  25,000   Sr. Notes, 10.000% due 5/15/11........................................      18,125
         CSC Holdings Inc., Sr. Sub. Debentures:
 125,000   9.875% due 2/15/13 (a)................................................     131,250
  25,000   10.500% due 5/15/16...................................................      27,375
  25,000 Dex Media East LLC, 9.875% due 11/15/09.................................      28,000
  75,000 DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13 (b).................      84,000
         EchoStar DBS Corp., Sr. Notes:
 200,000   10.375% due 10/1/07...................................................     222,500
  75,000   9.125% due 1/15/09....................................................      84,187
 100,000   9.375% due 2/1/09.....................................................     107,125
         Insight Midwest L.P., Sr. Notes:
  25,000   9.750% due 10/1/09 (a)................................................      26,562
  60,000   10.500% due 11/1/10 (a)...............................................      66,150
  80,000 Mediacom LLC, 11.000% due 7/15/13 (a)...................................      89,400
 100,000 Nextmedia Operating Inc., 10.750% due 7/1/11............................     112,500
 125,000 Quebecor World USA Inc., 8.375% due 11/15/08............................     131,454
  75,000 R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)      87,750
 125,000 Radio One, Inc., Series B, 8.875% due 7/1/11............................     138,125
  75,000 Rogers Communications Inc., Sr. Notes, 8.875% due 7/15/07 (a)...........      77,625

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                                          Security                                            Value
-------------------------------------------------------------------------------------------------------------
Media -- 9.4% (continued)
         Telewest Communications PLC, Sr. Discount Notes:
$ 75,000   Zero coupon until 4/15/04, (9.250% thereafter), due 4/15/09 (c)....................... $    23,813
  75,000   Zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 (c)........................      22,312
  75,000 Time Warner Inc., 6.625% due 5/15/29....................................................      77,625
         United Pan-Europe Communications N.V., Series B:
           Sr. Discount Notes:
 150,000    Zero coupon until 11/1/04, (13.375% thereafter), due 11/1/09 (c)(d)(e)...............      22,125
 190,000    Zero coupon until 2/1/05, (13.750% thereafter), due 2/1/10 (c)(d)(e).................      27,075
           Sr. Notes:
  25,000    11.250% due 2/1/10 (d)(e)............................................................       5,500
  25,000    11.500% due 2/1/10 (d)(e)............................................................       5,500
  50,000 Vivendi Universal SA, Sr. Notes, 9.250% due 4/15/10 (b).................................      57,125
         Yell Finance BV:
 200,000   Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (c)....     172,000
  50,000   Sr. Notes, 10.750% due 8/1/11.........................................................      57,875
 200,000 Young Broadcasting Inc., 10.000% due 3/1/11.............................................     217,500
                                                                                                  -----------
                                                                                                    2,851,540
                                                                                                  -----------
Services/Other -- 2.6%
         Allied Waste North America, Inc.:
  50,000   9.250% due 9/1/12 (b).................................................................      55,375
           Series B:
  50,000    8.875% due 4/1/08....................................................................      54,500
 150,000    10.000% due 8/1/09 (a)...............................................................     160,125
  50,000 Brand Services Inc., 12.000% due 10/15/12...............................................      57,250
         Iron Mountain Inc.:
  25,000   8.125% due 5/15/08....................................................................      26,125
  75,000   8.625% due 4/1/13.....................................................................      80,625
  50,000   7.750% due 1/15/15....................................................................      53,125
  75,000 Mail-Well I Corp., 9.625% due 3/15/12 (a)...............................................      79,313
  50,000 Mail-Well Inc., Series B, 8.750% due 12/15/08 (a).......................................      47,500
         Muzak LLC:
  50,000   9.875% due 3/15/09....................................................................      47,750
  50,000   Sr. Notes, 10.000% due 2/15/09 (b)....................................................      52,625
 125,000 Safety-Kleen Services, Inc., 9.250% due 6/1/08 (c)(d)(e)................................         312
  75,000 SITEL Corp., 9.250% due 3/15/06.........................................................      71,625
                                                                                                  -----------
                                                                                                      786,250
                                                                                                  -----------
Technology -- 1.2%
  75,000 Seagate Technology HDD Holdings, 8.000% due 5/15/09.....................................      81,562
         Unisys Corp., Sr. Notes:
 125,000   8.125% due 6/1/06.....................................................................     134,375
  25,000   7.875% due 4/1/08 (a).................................................................      25,938
 125,000 Xerox Capital (Europe) PLC, 5.875% due 5/15/04 (a)......................................     126,250
                                                                                                  -----------
                                                                                                      368,125
                                                                                                  -----------
Telecommunications -- 10.2%
 250,000 Alamosa Holdings, Inc., (zero coupon until 2/15/05, 12.875% thereafter), due 2/15/10 (c)     146,250
 160,000 American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (a)..................................     161,600
  40,000 American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08 (b).................      26,000
 275,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31 (c)..........................................     312,904
         AT&T Wireless Services Inc.:
 125,000   Notes, 8.125% due 5/1/12..............................................................     150,903
           Sr. Notes:
  25,000    7.875% due 3/1/11....................................................................      29,578
 175,000    8.750% due 3/1/31....................................................................     217,082

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                                   Security                                      Value
------------------------------------------------------------------------------------------------
Telecommunications -- 10.2% (continued)
         Crown Castle International Corp.:
$ 50,000   Sr. Discount Notes, 10.625% due 11/15/07................................. $    52,875
           Sr. Notes:
  50,000    9.000% due 5/15/11 (a)..................................................      50,750
  25,000    9.375% due 8/1/11 (a)...................................................      26,125
  90,000    10.750% due 8/1/11 (a)..................................................      98,550
 125,000 Dobson Communications Corp., Sr. Notes, 10.875% due 7/1/10.................     135,625
         Global Crossing Holdings Ltd.:
 120,000   9.125% due 11/15/06 (d)(e)...............................................       5,700
  55,000   9.625% due 5/15/08 (d)(e)................................................       2,612
         Nextel Communications, Inc.:
 310,000   Sr. Discount Notes, 9.950% due 2/15/08 (c)...............................     325,500
 185,000   Sr. Notes, 9.375% due 11/15/09 (a).......................................     199,569
 125,000 Qwest Communications International, Sr. Notes, Series B, 7.500% due 11/1/08     116,250
         Qwest Corp.:
 100,000   Debentures, 8.875% due 6/1/31............................................     105,500
 150,000   Notes, 8.875% due 3/15/12 (b)............................................     168,375
  27,000 Qwest Services Corp., Notes, 14.000% due 12/15/14 (b)......................      31,455
 125,000 SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09....................     115,625
  75,000 Spectrasite, Inc., Sr. Notes, 8.250% due 5/15/10 (a)(b)....................      78,375
         Sprint Capital Corp.:
 125,000   6.875% due 11/15/28......................................................     125,855
 250,000   8.750% due 3/15/32.......................................................     300,315
  16,000 TeleCorp PCS, Inc., 10.625% due 7/15/10....................................      19,400
 100,000 Triton PCS Inc., Sr. Notes, 8.500% due 6/1/13 (b)..........................     108,000
                                                                                     -----------
                                                                                       3,110,773
                                                                                     -----------
Transportation -- 0.9%
 100,000 General Maritime Corp., Sr. Notes, 10.000% due 3/15/13 (b).................     110,000
  25,000 Petro Stopping Centers L.P., Sr. Notes, 10.500% due 2/1/07.................      25,000
 125,000 Teekay Shipping Corp., 8.320% due 2/1/08...................................     134,062
                                                                                     -----------
                                                                                         269,062
                                                                                     -----------
Utilities -- 3.4%
         Avon Energy Partners Holdings:
  75,000   Notes, 6.460% due 3/4/08 (b).............................................      64,687
 175,000   Sr. Notes, 7.050% due 12/11/07 (b).......................................     150,938
 225,000 Calpine Canada Energy Finance ULC, 8.500% due 5/1/08.......................     176,625
         Calpine Corp., Sr. Notes:
  50,000   7.875% due 4/1/08........................................................      38,500
  50,000   7.750% due 4/15/09.......................................................      37,250
  25,000   8.625% due 8/15/10 (a)...................................................      18,875
  75,000   8.500% due 2/15/11 (a)...................................................      56,625
         Edison Mission Energy, Sr. Notes:
 125,000   7.730% due 6/15/09.......................................................     107,500
 125,000   9.875% due 4/15/11.......................................................     116,250
         Mirant Americas Generation, Inc., Sr. Notes:
  50,000   7.625% due 5/1/06 (d)(e).................................................      38,750
 175,000   9.125% due 5/1/31 (d)(e).................................................     101,500
  50,000 Mirant Corp., Sr. Notes, 7.400% due 7/15/04 (b)(d)(e)......................      37,500
 100,000 Reliant Resources, Inc., Secured Notes, 9.500% due 7/15/13 (b).............     101,250
                                                                                     -----------
                                                                                       1,046,250
                                                                                     -----------
         TOTAL CORPORATE BONDS
         (Cost -- $21,252,993)......................................................  22,460,989
                                                                                     -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                              Security                                Value
-------------------------------------------------------------------------------------
DEBTOR-IN-POSSESSION -- 0.9%
$251,000 NTL Communication Corp., 19.000% due 12/31/10 (Cost -- $221,054) $   261,040
                                                                          -----------
CONVERTIBLE CORPORATE BONDS -- 1.0%
Technology -- 0.8%
 100,000 Avaya Inc., Sr. Notes, zero coupon due 10/31/21.................      50,875
 100,000 Comverse Technology, Inc., Debentures, 1.500% due 12/1/05.......      94,250
 100,000 Elan Finance Corp. Ltd., zero coupon due 12/14/18...............      55,500
 100,000 Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20.....      48,500
                                                                          -----------
                                                                              249,125
                                                                          -----------
Telecommunications -- 0.1%
  50,000 American Tower Corp., Notes, 5.000% due 2/15/10.................      43,000
                                                                          -----------
Utilities -- 0.1%
  25,000 Mirant Corp., Debentures, 2.500% due 6/15/21 (d)(e).............      17,531
                                                                          -----------
         TOTAL CONVERTIBLE CORPORATE BONDS
         (Cost -- $271,637)..............................................     309,656
                                                                          -----------
SOVEREIGN BONDS -- 18.6%
Argentina -- 0.2%
 120,000 Republic of Argentina, 6.000% due 3/31/23 (d)(e)................      64,200
                                                                          -----------
Brazil -- 5.0%
         Federal Republic of Brazil:
 235,000   11.500% due 3/12/08...........................................     247,337
  70,589   2.188% due 4/15/09 (c)........................................      59,648
 275,000   2.188% due 4/15/12 (c)........................................     208,141
 794,259   8.000% due 4/15/14 (c)........................................     699,445
  25,000   10.125% due 5/15/27...........................................      21,681
 200,000   12.250% due 3/6/30............................................     201,250
  75,000   11.000% due 8/17/40...........................................      68,419
                                                                          -----------
                                                                            1,505,921
                                                                          -----------
Bulgaria -- 0.4%
         Republic of Bulgaria:
  75,000   8.250% due 1/15/15............................................      88,875
  50,000   Series A, 2.188% due 7/28/24 (c)..............................      48,625
                                                                          -----------
                                                                              137,500
                                                                          -----------
Colombia -- 0.8%
         Republic of Colombia:
 100,000   9.750% due 4/23/09............................................     113,938
  75,000   10.000% due 1/23/12...........................................      84,562
  50,000   10.750% due 1/15/13...........................................      58,837
                                                                          -----------
                                                                              257,337
                                                                          -----------
Costa Rica -- 0.3%
         Republic of Costa Rica:
  25,000   6.914% due 1/31/08 (b)........................................      26,750
  50,000   8.050% due 1/31/13 (b)........................................      54,000
                                                                          -----------
                                                                               80,750
                                                                          -----------
Ecuador -- 0.7%
 275,000 Republic of Ecuador, 12.000% due 11/15/12 (c)...................     224,125
                                                                          -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Face
 Amount                                           Security                                              Value
----------------------------------------------------------------------------------------------------------------
Mexico -- 4.4%
         United Mexican States:
$100,000   6.625% due 3/3/15........................................................................ $   106,750
 490,000   11.375% due 9/15/16......................................................................     716,625
  25,000   8.125% due 12/30/19......................................................................      28,719
 310,000   8.300% due 8/15/31.......................................................................     357,895
 125,000   7.500% due 4/8/33........................................................................     132,844
                                                                                                     -----------
                                                                                                       1,342,833
                                                                                                     -----------
Panama -- 0.9%
         Republic of Panama:
 175,000   8.875% due 9/30/27.......................................................................     191,625
  85,907   PDI, 2.250% due 7/17/16 (c)..............................................................      70,444
                                                                                                     -----------
                                                                                                         262,069
                                                                                                     -----------
Peru -- 0.4%
         Republic of Peru:
 100,000   9.875% due 2/6/15........................................................................     110,100
  25,000   FLIRB, 4.500% due 3/7/17 (c).............................................................      19,687
                                                                                                     -----------
                                                                                                         129,787
                                                                                                     -----------
Philippines -- 0.8%
         Republic of Philippines:
  41,667   2.063% due 6/1/08 (c)....................................................................      38,854
  50,000   9.000% due 2/15/13.......................................................................      53,750
 125,000   9.375% due 1/18/17.......................................................................     137,813
                                                                                                     -----------
                                                                                                         230,417
                                                                                                     -----------
Russia -- 4.2%
         Russian Federation:
  25,000   10.000% due 6/26/07......................................................................      30,436
 565,000   8.250% due 3/31/10.......................................................................     654,694
  75,000   11.000% due 7/24/18......................................................................     107,625
 500,000   5.000% due 3/31/30 (c)...................................................................     485,313
                                                                                                     -----------
                                                                                                       1,278,068
                                                                                                     -----------
Turkey -- 0.5%
         Republic of Turkey:
 125,000   11.500% due 1/23/12......................................................................     130,469
  25,000   11.000% due 1/14/13......................................................................      25,350
                                                                                                     -----------
                                                                                                         155,819
                                                                                                     -----------
         TOTAL SOVEREIGN BONDS
         (Cost -- $5,035,041).......................................................................   5,668,826
                                                                                                     -----------
LOAN PARTICIPATIONS (c)(g) -- 0.8%
 267,308 Kingdom of Morocco, Tranche A, 2.188% due 1/5/09 (CS First Boston Corp.) (Cost -- $248,609)     256,616
                                                                                                     -----------

 Shares
---------
COMMON STOCK (e) -- 0.5%
   4,310 ContinentalAFA Dispensing Co. (f)..........................................................      23,705
   1,521 NTL Inc....................................................................................      51,897
      95 Pillowtex Corp.............................................................................          21
   1,264 SpectraSite, Inc...........................................................................      63,010
                                                                                                     -----------
         TOTAL COMMON STOCK
         (Cost -- $275,638).........................................................................     138,633
                                                                                                     -----------

                      See Notes to Financial Statements.

Schedule of Investments
June 30, 2003 (unaudited) (continued)


 Shares                        Security                          Value
-------------------------------------------------------------------------
ESCROW SHARES (e)(f) -- 0.0%
   125,000 Imperial Sugar Co................................. $         0
       225 NTL Inc...........................................       7,590
    75,000 Pillowtex Corp....................................           0
                                                              -----------
           TOTAL ESCROW SHARES (Cost -- $4,684)..............       7,590
                                                              -----------
PREFERRED STOCK -- 1.0%
     2,800 CSC Holdings Inc., Series M, 11.125% due 4/1/08...     287,700
         1 NTL Europe, Inc...................................           2
           TCR Holding Corp. (e)(f):
       219  Class B Shares...................................           0
       121  Class C Shares...................................           0
       318  Class D Shares...................................           0
       658  Class E Shares...................................           1
                                                              -----------
           TOTAL PREFERRED STOCK (Cost -- $255,878)..........     287,703
                                                              -----------

Warrants/
 Rights
-----------
WARRANTS AND RIGHTS (e) -- 0.0%
        40 American Tower Escrow Corp. (Exercise price of
            $0.01 per share expiring 8/1/08. Each warrant
            exercisable for 14.095 shares of common stock.)..       4,120
   114,832 ContiFinancial Corp., Units of Interest
            (Represents interests in a trust in the
            liquidation of ContiFinancial Corp. and its
            affiliates.).....................................       3,445
       504 Pillowtex Corp., Expire 11/24/09..................          15
                                                              -----------
           TOTAL WARRANTS AND RIGHTS (Cost -- $5,626)........       7,580
                                                              -----------

  Face
 Amount
-----------
REPURCHASE AGREEMENT -- 3.4%
$1,024,000 State Street Bank and Trust Co., 1.000% due
            7/1/03; Proceeds at maturity -- $1,024,028;
            (Fully collateralized by U.S. Treasury Bonds,
            8.125% due 8/15/19; Market value -- $1,044,480)
            (Cost -- $1,024,000).............................   1,024,000
                                                              -----------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $28,595,160*) $30,422,633
                                                              ===========

--------
(a)All or a portion of this security is on loan (See Note 5).
(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)Rate shown reflects rate in effect at June 30, 2003 on instrument with variable rates or step coupon rates.
(d)Security is currently in default.
(e)Non-income producing security.
(f)Security valued in accordance with fair value procedures.
(g)Participation interest was acquired through the financial institutions indicated parenthetically.
 *Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:

  FLIRB -- Front-Loaded Interest Reduction Bond
  PDI  -- Past Due Interest

                      See Notes to Financial Statements.

          Loaned Securities Collateral
          June 30, 2003 (unaudited)



   Face
  Amount                       Security                         Value
------------------------------------------------------------------------
$2,774,238 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $2,774,238).............. $2,774,238
                                                              ==========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)

ASSETS:
  Investments, at value (Cost -- $28,595,160).......................... $30,422,633
  Loaned securities collateral, at value (Cost -- $2,774,238) (Note 5).   2,774,238
  Cash.................................................................       3,833
  Dividends and interest receivable....................................     610,994
  Receivable for securities sold.......................................     119,483
                                                                        -----------
  Total Assets.........................................................  33,931,181
                                                                        -----------
LIABILITIES:
  Payable for loaned securities collateral (Note 5)....................   2,774,238
  Payable for securities purchased.....................................     408,964
  Management fee payable...............................................      12,529
  Administration fee payable...........................................       1,205
  Accrued expenses.....................................................      34,076
                                                                        -----------
  Total Liabilities....................................................   3,231,012
                                                                        -----------
Total Net Assets....................................................... $30,700,169
                                                                        ===========
NET ASSETS:
  Par value of capital shares.......................................... $     3,295
  Capital paid in excess of par value..................................  29,401,523
  Undistributed net investment income..................................   1,081,613
  Accumulated net realized loss from investment transactions...........  (1,613,735)
  Net unrealized appreciation of investments...........................   1,827,473
                                                                        -----------
Total Net Assets....................................................... $30,700,169
                                                                        ===========
Shares Outstanding.....................................................   3,294,822
                                                                        -----------
Net Asset Value, per share.............................................       $9.32
                                                                        -----------

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended June 30, 2003 (unaudited)

INVESTMENT INCOME:
  Interest........................................................................... $1,149,893
  Dividends..........................................................................     14,184
                                                                                      ----------
  Total Investment Income............................................................  1,164,077
                                                                                      ----------
EXPENSES:
  Management fee (Note 2)............................................................     94,326
  Custody............................................................................     23,231
  Audit and legal....................................................................     19,847
  Shareholder communications.........................................................     14,380
  Administration fee (Note 2)........................................................      6,288
  Directors' fees....................................................................      4,464
  Registration fees..................................................................        248
  Shareholder servicing fees.........................................................         60
  Other..............................................................................      2,480
                                                                                      ----------
  Total Expenses.....................................................................    165,324
  Less: Management fee waiver (Note 2)...............................................    (39,556)
                                                                                      ----------
  Net Expenses.......................................................................    125,768
                                                                                      ----------
Net Investment Income................................................................  1,038,309
                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Net Realized Gain From Investment Transactions (excluding short-term investments):
   Proceeds from sales...............................................................  7,329,680
   Cost of investments sold..........................................................  7,182,974
                                                                                      ----------
  Net Realized Gain..................................................................    146,706
                                                                                      ----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period...............................................................   (507,984)
   End of period.....................................................................  1,827,473
                                                                                      ----------
  Increase in Net Unrealized Appreciation............................................  2,335,457
                                                                                      ----------
Net Gain on Investments..............................................................  2,482,163
                                                                                      ----------
Increase in Net Assets From Operations............................................... $3,520,472
                                                                                      ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002


                                                                           2003         2002
                                                                       -----------  -----------
OPERATIONS:
 Net investment income................................................ $ 1,038,309  $ 1,492,986
 Net realized gain (loss).............................................     146,706     (644,604)
 Increase in net unrealized appreciation..............................   2,335,457      417,889
                                                                       -----------  -----------
 Increase in Net Assets From Operations...............................   3,520,472    1,266,271
                                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income................................................          --   (1,448,899)
                                                                       -----------  -----------
 Decrease in Net Assets From Distributions to Shareholders............          --   (1,448,899)
                                                                       -----------  -----------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares.....................................  14,793,511   14,394,686
 Net asset value of shares issued for reinvestment of dividends.......          --    1,448,899
 Cost of shares reacquired............................................  (8,083,042)  (8,919,296)
                                                                       -----------  -----------
 Increase in Net Assets From Fund Share Transactions..................   6,710,469    6,924,289
                                                                       -----------  -----------
Increase in Net Assets................................................  10,230,941    6,741,661
NET ASSETS:
 Beginning of period..................................................  20,469,228   13,727,567
                                                                       -----------  -----------
 End of period*....................................................... $30,700,169  $20,469,228
                                                                       ===========  ===========
* Includes undistributed net investment income of:....................  $1,081,613      $43,304
                                                                       ===========  ===========

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Organization and Significant Accounting Policies

Salomon Brothers Variable High Yield Bond Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to maximize current income and secondarily to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Strategic Bond Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends annually and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risk not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

          Notes to Financial Statements
          (unaudited) (continued)


2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly.

For the six months ended June 30, 2003, SBAM voluntarily waived a portion of its management fee amounting to $39,556.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the Plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of the class.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates, did not receive any brokerage commissions from the Fund.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases......................................................... $14,591,618
                                                                   ===========
Sales............................................................. $ 7,329,680
                                                                   ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation..................................... $2,532,821
Gross unrealized depreciation.....................................   (705,348)
                                                                   ----------
Net unrealized appreciation....................................... $1,827,473
                                                                   ==========

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

          Notes to Financial Statements
          (unaudited) (continued)


5. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund had loaned securities having a market value of $2,714,575. The Fund received cash collateral amounting to $2,774,238 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $4,121.

6. Loan Participations

The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At June 30, 2003, the Fund held loan participations with a total cost of $248,609.

7. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $347. Since the line of credit was established there have been no borrowings.

          Notes to Financial Statements
          (unaudited) (continued)


8. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                            Six Months Ended    Year Ended
                                             June 30, 2003   December 31, 2002
                                            ---------------- -----------------
 Shares sold...............................    1,717,774         1,727,321
 Shares issued on reinvestment of dividends           --           178,876
 Shares reacquired.........................     (947,109)       (1,071,552)
                                               ---------        ----------
 Net Increase..............................      770,665           834,645
                                               =========        ==========

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2003, the Fund had not issued any Class II shares.

          Financial Highlights

For a share of capital stock outstanding for the year ended December 31, unless otherwise noted:

                                                  2003(1)     2002     2001     2000    1999    1998(2)
                                                 -------    -------  -------  ------   ------  -------
Net Asset Value, Beginning of Period............   $8.11      $8.13    $8.39   $9.22    $9.58   $10.00
                                                 -------    -------  -------  ------   ------  -------
Income (Loss) From Operations:
  Net investment income (3).....................    0.31       0.73     0.68    0.83     0.88     0.43
  Net realized and unrealized gain (loss).......    0.90      (0.14)   (0.25)  (0.83)   (0.35)   (0.42)
                                                 -------    -------  -------  ------   ------  -------
Total Income From Operations....................    1.21       0.59     0.43      --     0.53     0.01
                                                 -------    -------  -------  ------   ------  -------
Less Distributions From:
  Net investment income.........................      --      (0.61)   (0.69)  (0.83)   (0.88)   (0.43)
  Capital.......................................      --         --       --      --    (0.01)   (0.00)*
                                                 -------    -------  -------  ------   ------  -------
Total Distributions.............................      --      (0.61)   (0.69)  (0.83)   (0.89)   (0.43)
                                                 -------    -------  -------  ------   ------  -------
Net Asset Value, End of Period..................   $9.32      $8.11    $8.13   $8.39    $9.22    $9.58
                                                 =======    =======  =======  ======   ======  =======
Total Return (4)................................   14.92%++    7.31%    5.14%  (0.02)%   5.56%    0.14%++
Net Assets, End of Period (000s)................ $30,700    $20,469  $13,728  $9,517   $7,940   $6,949
Ratios to Average Net Assets:
  Expenses (3)(5)...............................    1.00%+     1.00%    1.00%   1.00%    1.00%    1.00%+
  Net investment income.........................    8.26+      8.97     9.13   10.19     9.56     7.25+
Portfolio Turnover Rate.........................      30%        99%      88%     53%      58%      37%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period May 1, 1998 (commencement of operations) through December 31, 1998.
(3) SBAM has waived all or a portion of its management fee for the six months ended June 30, 2003, the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998. In addition, SBAM has reimbursed the Fund for expenses of $2,475, $3,983 and $11,942 for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                        Decreases to         Expense Ratios
                                    Net Investment Income Without Fee Waivers
                                          Per Share       and/or Reimbursement
                                    --------------------- --------------------
              2003.................         $0.00*                1.31%+
              2002.................          0.04                 1.52
              2001.................          0.04                 1.57
              2000.................          0.06                 1.78
              1999.................          0.07                 1.80
              1998.................          0.06                 2.04+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                               Votes    Votes
                                                    Votes For Against Abstaining
                                                    --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund... 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund.... 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                                Votes    Votes
                                                    Votes For  Against Abstaining
                                                    ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund............ 14,513,905    0     894,537
 Salomon Brothers Variable High Yield Bond Fund....  2,742,599    0      27,282
 Salomon Brothers Variable Investors Fund.......... 20,597,476    0     967,346
 Salomon Brothers Variable Large Cap Growth Fund...    100,000    0      24,219
 Salomon Brothers Variable Small Cap Growth Fund...  1,802,455    0     119,587
 Salomon Brothers Variable Strategic Bond Fund.....  7,692,372    0     353,962
 Salomon Brothers Variable Total Return Fund.......  8,351,846    0     112,940

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
   Chairman, President and Chief Executive Officer
LEWIS E. DAIDONE
   Executive Vice President and Chief Administrative Officer
ALAN J. BLAKE
   Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
   Executive Vice President
JOHN G. GOODE
   Executive Vice President
PETER J. HABLE
   Executive Vice President
ROGER M. LAVAN, CFA
   Executive Vice President
BETH A. SEMMEL, CFA
   Executive Vice President
PETER J. WILBY, CFA
   Executive Vice President
GEORGE J. WILLIAMSON
   Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief Anti-Money Laundering Compliance Officer FRANCES M. GUGGINO
   Controller
CHRISTINA T. SYDOR
   Secretary
Investment Manager
   Salomon Brothers Asset Management Inc
   399 Park Avenue
   New York, New York 10022

Custodian
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Legal Counsel
   Simpson Thacher & Bartlett LLP
   425 Lexington Avenue
   New York, New York 10017

Independent Auditors
   PricewaterhouseCoopers LLP
   1177 Avenue of the Americas
   New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable High Yield Bond Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.





                                ----------------
                                    SALOMON
                                ----------------
                                    BROTHERS
                                ----------------
                                Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                   03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Salomon Brothers Variable Series Funds Inc

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Salomon Brothers Variable Series Funds Inc

Date: August 28, 2003

By:  /s/ Lewis E. Daidone
     (Lewis E. Daidone)
     Chief Administrative Officer of
     Salomon Brothers Variable Series Funds Inc

Date: August 28, 2003